CARILLON SERIES TRUST

Carillon Chartwell Small Cap Growth Fund

SUPPLEMENT DATED JULY 31, 2022 TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2022

Effective July 31, 2022, Theresa H. Tran, CFA® will become a Portfolio Manager for the Carillon Chartwell Small Cap Growth Fund (“Small Cap Growth Fund”). As a result, effective July 31, 2022, the following changes are made to the Small Cap Growth Fund’s Statement of Additional Information (“SAI”):

In the “Fund Information - Portfolio Managers – Chartwell Investment Partners, LLC” section of the SAI, the first paragraph on page 81 is hereby deleted in its entirety and replaced with the following:

The Carillon Chartwell Small Cap Growth Fund is managed by Frank L. Sustersic, CFA and Theresa H. Tran, CFA.

In the “Fund Information - Portfolio Managers – Chartwell Investment Partners, LLC” section of the SAI, the tables on page 81 are deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Billion)
Jeffrey D. Bilsky	0	$0	1	$1.70	19	$0.58
Thomas J. Coughlin, CFA	0	$0	3	$35.30	254	$5.23
T. Ryan Harkins, CFA	0	$0	2	$39.90	53	$2.14
John M. Hopkins, CFA	0	$0	2	$33.40	254	$5.23
Andrew S. Toburen, CFA	0	$0	3	$34.40	254	$5.23
Christine F. Williams	0	$0	2	$33.40	254	$5.23
David C. Dalrymple, CFA	0	$0	2	$39.90	53	$2.14
Frank L. Sustersic	2	$106.00	1	$2.13	2	$0.14
James Fox	0	$0	2	$33.40	254	$5.23
Theresa H. Tran, CFA (a)	2	$74.78	1	$1.51	2	$0.09

(a)	Information is as of July 1, 2022.

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Jeffrey D. Bilsky	0	$0	0	$0	0	$0
Thomas J. Coughlin, CFA	0	$0	0	$0	0	$0
T. Ryan Harkins, CFA	0	$0	0	$0	1	$20.78
John M. Hopkins, CFA	0	$0	0	$0	0	$0
Andrew S. Toburen, CFA	0	$0	0	$0	0	$0
Christine F. Williams	0	$0	0	$0	0	$0
David C. Dalrymple, CFA	0	$0	0	$0	1	$20.78
Frank L. Sustersic	0	$0	0	$0	0	$0
James Fox	0	$0	0	$0	0	$0
Theresa H. Tran, CFA (a)	0	$0	0	$0	0	$0

(a)	Information is as of July 1, 2022.

In the “Fund Information - Portfolio Managers – Chartwell Investment Partners, LLC” section of the SAI, on page 83, the following sentence is added directly following the table setting forth the dollar range of the portfolio managers’ ownership of Fund shares:

As of July 1, 2022, Theresa H. Tran owned between $10,001 and $50,000 of the Carillon Chartwell Small Cap Value Fund’s shares, but did not own shares of any of the other Funds.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE